SHARE BASED COMPENSATION - Share option outstanding (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Options Outstanding
Number Outstanding	20,049,284
Options Exercisable
Number Outstanding	18,447,529
Exercise Price RMB0.06 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	¥ 0.06
Options Outstanding
Number Outstanding	442,521
Weighted-Average Remaining Contractual Life	0 years
Options Exercisable
Number Outstanding	442,521
Exercise Price RMB6.74 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)		¥ 6.74
Options Outstanding
Number Outstanding	500,000
Weighted-Average Remaining Contractual Life	5 years 2 months 23 days
Exercise Price RMB7.78 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)		7.78
Options Outstanding
Number Outstanding	959,100
Weighted-Average Remaining Contractual Life	6 months 29 days
Options Exercisable
Number Outstanding	959,100
Exercise Price RMB51.05 per share
Options Outstanding
Number Outstanding	3,649,398
Weighted-Average Remaining Contractual Life	2 years 2 months 15 days
Options Exercisable
Number Outstanding	3,390,743
Weighted-Average Remaining Contractual Life	2 years 1 month 28 days
Exercise Price RMB14.32 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)		14.32
Options Outstanding
Number Outstanding	2,891,700
Weighted-Average Remaining Contractual Life	11 months 12 days
Options Exercisable
Number Outstanding	2,837,900
Weighted-Average Remaining Contractual Life	9 months 18 days
Exercise Price RMB24.06 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)		24.06
Options Outstanding
Number Outstanding	33,000
Weighted-Average Remaining Contractual Life	0 years
Options Exercisable
Number Outstanding	33,000
Exercise Price Rmb24.11 Per Share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)		¥ 24.11
Options Outstanding
Number Outstanding	1,614,600
Weighted-Average Remaining Contractual Life	2 years 6 months 14 days
Options Exercisable
Number Outstanding	825,300
Weighted-Average Remaining Contractual Life	2 years 1 month 28 days
Exercise Price Rmb51.05 Per Share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	¥ 51.05
Exercise Price RMB0.00 per share
Options Outstanding
Number Outstanding	9,958,965
Weighted-Average Remaining Contractual Life	9 months 18 days
Options Exercisable
Number Outstanding	9,958,965
Weighted-Average Remaining Contractual Life	9 months 18 days